Accounts receivable, net (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Accounts receivable, net
Accounts receivable, gross	$ 78,785	$ 451,132
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 78,785	$ 451,132